Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current assets
Value-Added Tax receivable	$ 1,536	$ 460
Advanced payment to suppliers	303	61
Deposits, current	5	5
Customer contract assets, current	467	22
Other current assets	42	25
Total other current assets	$ 2,353	$ 573